DEFERRED CHARGES (Tables)	12 Months Ended
Dec. 31, 2013
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Deferred Charges [Table Text Block]
The deferred charges are comprised of the following amounts:

(in thousands of $)	2013	2012
Debt arrangement fees and other deferred financing charges	20,677	19,684
Accumulated amortization	(6,407)	(4,661)
	14,270	15,023